Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Capital Expenditure	Consequently, both segments contribute to revenue from contract services and sales of goods, as reflected in our disclosed financial reports.
	As of December 31, 2022	As of December 31, 2023	As of December 31, 2024	As of December 31, 2024
By Business Unit	RM	RM	RM	Convenience Translation USD
Revenue
Large Scale Solar Contract Services	32,657,036	100,377,899	50,641,696	11,315,315
Commercial & Industrial Contract Services	6,490,282	12,289,223	17,091,509	3,818,905
Large Scale Solar Sales of Goods	19,104,430	31,610,675	18,223,295	4,071,790
Commercial & Industrial Sales of Goods	5,257,718	3,776,176	4,388,088	980,469
Total revenue	63,509,466	148,053,973	90,344,588	20,186,479

Cost of Sales
Large Scale Solar Contract Services	(27,734,735)	(87,239,254)	(48,888,238)	(10,923,525)
Commercial & Industrial Contract Services	(4,566,630)	(10,880,570)	(14,634,333)	(3,269,877)
Large Scale Solar Sales of Goods	(17,641,212)	(28,926,094)	(16,521,415)	(3,691,523)
Commercial & Industrial Sales of Goods	(4,882,523)	(3,155,108)	(4,058,132)	(906,744)
Total cost of sales	(54,825,100)	(130,201,026)	(84,102,118)	(18,791,669)

Large Scale Solar Gross profit	6,385,519	15,823,226	3,455,338	772,057
Commercial & Industrial Gross profit	2,298,847	2,029,721	2,787,132	622,753
Total gross profit	8,684,366	17,852,947	6,242,470	1,394,810
Selling and administrative expenses	(3,244,159)	(6,596,538)	(11,734,782)	(2,622,005)
Selling and administrative expenses to related parties	(173,792)	(102,109)	(115,419)	(25,789)
Income/(Loss) from operations before income tax	5,266,415	11,154,300	(5,607,731)	(1,252,984)

	As of December 31, 2022	As of December 31, 2023	As of December 31, 2024	As of December 31, 2024
Total assets	RM	RM	RM	Convenience Translation USD
Large Scale Solar segment	20,133,617	60,580,358	49,139,582	10,979,685
Commercial & Industrial segment	3,717,891	12,553,577	33,956,854	7,587,277
Total of reportable segments	23,851,508	73,133,935	83,096,436	18,566,962
Corporate and other	10,504,811	10,739,584	31,195,694	6,970,326
Consolidated total assets	34,356,319	83,873,519	114,292,130	25,537,288

Total liabilities	RM	RM	RM	Convenience Translation USD
Large Scale Solar segment	14,122,911	33,875,532	21,362,655	4,773,245
Commercial & Industrial segment	5,274,767	4,543,341	29,714,895	6,639,458
Total of reportable segments	19,397,678	38,418,873	51,077,550	11,412,703
Corporate and other	7,320,208	30,664,984	46,093,102	10,298,984
Consolidated total liabilities	26,717,886	69,083,857	97,170,652	21,711,687